QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 09/30/2017

ITEM 1. SCHEDULE OF INVESTMENTS

B. RILEY DIVERSIFIED EQUITY FUND SCHEDULE OF INVESTMENTS September 30, 2017 (unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.92%

AEROSPACE & DEFENSE - 4.81%
Kratos Defense & Security Solutions Inc.	82,038	$1,073,057

AGRICULTURAL PRODUCTS - 5.03%
S&W Seed Company	356,312	1,122,383

BEVERAGES - 5.01%
Primo Water Corp.	94,384	1,118,450

COMMUNICATIONS EQUIPMENT - 16.85%
CalAmp Corp.	60,749	1,412,414
Lumentum Holdings Inc.	20,989	1,140,752
ViaSat, Inc.	18,814	1,210,116

		3,763,282

HOTELS - 6.04%
Red Lion Hotels Corp.	155,998	1,349,383

INTERNET SOFTWARE & SERVICES - 20.82%
Bazaarvoice Inc.	247,367	1,224,467
Carbonite Inc.	56,073	1,233,606
Stamps.com Inc.	5,342	1,082,556
TrueCar, Inc.	70,200	1,108,458

		4,649,087

SEMICONDUCTOR - 15.20%
Marvell Technology Group Ltd.	66,145	1,183,996
ON Semiconductor Corp.	59,666	1,102,031
Skyworks Solutions, Inc.	10,883	1,108,978

		3,395,005

SOFTWARE - 9.55%
NetScout Systems, Inc.	33,908	1,096,924
TiVo Corp.	52,230	1,036,765

		2,133,689

TECHNOLOGY HARDWARE STORAGE - 10.46%
Iteris Inc.	181,311	1,205,718
TransAct Technologies Inc.	116,026	1,131,253

		2,336,971

TELECOMMUNICATIONS - 6.15%
Ooma, Inc.	130,110	1,372,661

TOTAL COMMON STOCKS - 99.92%		22,313,968

NET INVESTMENTS IN SECURITIES - 99.92%		22,313,968
Other assets, net of liabilities - 0.08%		18,010

NET ASSETS - 100.00%		$22,331,978

B. RILEY DIVERSIFIED EQUITY FUND SCHEDULE OF INVESTMENTS September 30, 2017 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$22,313,968	$–	$–	$22,313,968
Money Market	–	–	–	–

	$22,313,968	$–	$–	$22,313,968

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2017.

At September 30, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $19,813,660 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,831,800
Gross unrealized depreciation	(331,492)

Net unrealized appreciation	$2,500,308

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
By: /s/ David A. Bogaert
David A. Bogaert Principal Executive Officer
Date: November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David A. Bogaert
David A. Bogaert
Principal Executive Officer
Date: November 27, 2017

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: November 27, 2017